SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Warrant activity

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2018	3,131,556	$1.84	3,131,556	$1.84
Issued
Canceled / exercised
Expired	(300,218)	$1.54
Outstanding December 31, 2019	2,831,338	$1.87	2,831,338	$1.87
Issued
Canceled / exercised	(81,000)	$0.56
Expired	(231,100)	$1.54
Outstanding December 31, 2020	2,519,238	$1.73	2,519,238	$1.73
Issued
Canceled / exercised
Expired	(623,167)	$0.39
Outstanding December 31, 2021	1,896,071	$1.64	1,896,071	$1.64

Warrants outstanding

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$1.00 - $22.50	1,896,071	$1.64	0.45 – 2.12